DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
TWO WORLD TRADE CENTER
NEW YORK, NEW YORK 10048




                                        March 7, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re: Dean Witter California Tax-Free Daily Income Trust
    File No. 811-5554
    File No. 33-21803


Dear Sir or Madam:

     We hereby incorporate by reference the Annual Report in its entirety which was filed in the Prospectus contained in the Registrant's most recent Registration Statement that was filed electronically via EDGAR on February 23, 1996. The Prospectus contains the audited financial statements of Dean Witter California Tax-Free Daily Income Trust for the fiscal year ended December 31, 1995. The Annual Report is hereby incorporated by reference.



                                        Very Truly Yours,



                                        Lou Anne McInnis
                                        Assistant Secretary